Goodwill and Intangible Assets, Net - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Parenthetical) (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections					7.70%	7.80%
Growth rate used to extrapolate cash flow projections				2.50%		2.00%
Weighted average Operating EBITDA multiple		11.3	11.5	11.5
Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Weighted average Operating EBITDA multiple		11.3
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections		9.10%	7.20%	7.30%
Growth rate used to extrapolate cash flow projections	[1]	2.00%	2.00%	2.00%
United States [member] | Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections		1.00%
Growth rate used to extrapolate cash flow projections		1.00%
Spain [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections		9.40%	7.60%	7.70%
Growth rate used to extrapolate cash flow projections	[1]	1.70%	1.50%	1.50%
Spain [member] | Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections		1.00%
Growth rate used to extrapolate cash flow projections		1.00%

[1]	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).